Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS, INC.
Entity Central Index Key	0000924515
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2029543
Entity Address Address Line 1	5835 Peachtree Corners East
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Norcross
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30092
City Area Code	770
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.
Local Phone Number	242-8723